Net Loss Per Share (Details Narrative) - USD ($)	Jun. 06, 2024	Jun. 30, 2024	Mar. 31, 2024	Feb. 07, 2024	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Common stock shares, issued		34,544,935	34,544,935		25,000,000
Common stock shares outstanding		34,544,935	34,544,935		25,000,000
Convertible Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Redeemable convertible debt	$ 235,700
Debt instrument convertible price	$ 5.00	$ 5.00
Debt instrument redemption, threshold percentage of VWAP	90.00%
Number of consecutive trading days	10 days
Legacy DIH [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares issued				25,000,000.0